A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s embedded conversion features that are categorized within Level 3 of the fair value hierarchy as of January 31, 2022 is as fol (Details) - Fair Value, Inputs, Level 3 [Member]
	Apr. 30, 2022 $ / shares	Jan. 31, 2022 $ / shares
Measurement Input, Share Price [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	5.40	9.00
Measurement Input, Share Price [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	10.00	17.80
Measurement Input, Expected Term [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Contractual term	3 months 11 days	2 months 27 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Contractual term	9 months 14 days	1 year
Measurement Input, Price Volatility [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	1.371	0.9970
Measurement Input, Price Volatility [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	2.018	1.269
High Yield Cash Rate [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input		0.173
High Yield Cash Rate [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input		0.2763
Underlying Fair Market Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	10.00	0.85
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	0.0738	0.0041
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	0.0846	0.0072
Dividend Yield [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability, measurement input	0	0